Commitments and Contingencies - Clinical support agreements (Details)			1 Months Ended		12 Months Ended
	Feb. 09, 2018 USD ($)	Feb. 09, 2018 EUR (€)	Aug. 31, 2014 USD ($)	Aug. 31, 2014 EUR (€)	Dec. 31, 2020 USD ($) installment	Dec. 31, 2020 EUR (€) installment	Dec. 31, 2019 EUR (€)
Commitments and Contingencies
Contribution to support clinical development							€ 1,300,000
Research and development commitments						€ 12,003,000	19,472,000
Less than 1 year
Commitments and Contingencies
Research and development commitments						6,491,000
EBRP and EBMRF
Commitments and Contingencies
Contribution to support clinical development							€ 1,301,000
Clinical support agreement | Cystic Fibrosis Foundation Therapeutics Inc
Commitments and Contingencies
Milestone payment on achievement of first commercial sale					$ 16,000,000	13,000,000
Number of milestone payment installments | $					3
Contribution to support clinical development			$ 3,000,000	€ 2,400,000
Milestone payment on achievement of net sales exceeding threshold limit					$ 3,000,000	2,400,000
Threshold sales for milestone payment					500,000,000	407,000,000
Milestone payment on transfer, sells or licenses other than for clinical or development purposes					$ 6,000,000	€ 5,000,000
Period after first commercial sale for payment of first installment					90 days	90 days
Clinical support agreement | Foundation Fighting Blindness
Commitments and Contingencies
Milestone payment on achievement of first commercial sale					$ 37,500,000	€ 30,600,000
Number of milestone payment installments | installment					4	4
Milestone payment on transfer, sells or licenses other than for clinical or development purposes					$ 15,000,000	€ 12,200,000
Period after first commercial sale for payment of first installment					60 days	60 days
Minimum
Commitments and Contingencies
Research And Commitments Period					1 year	1 year
Maximum
Commitments and Contingencies
Research And Commitments Period					5 years	5 years
Entering into partnership | Clinical support agreement | Foundation Fighting Blindness
Commitments and Contingencies
Contribution to support clinical development	$ 7,500,000	€ 6,100,000